PROPERTY OWNED (Details) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
PROPERTY OWNED [Abstract]
Property owned net	$ 1,233,059,000	$ 1,147,811,000
Capitalized interest during construction	4,900,000	$ 2,900,000	$ 742,000
Future minimum lease receipts to be received under non-cancellable leases [Abstract]
2016	112,320,000
2017	99,963,000
2018	84,455,000
2019	70,049,000
2020	52,576,000
Thereafter	130,313,000
Total	$ 549,676,000